AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S. Equity Buffer10 Jul ETF

AllianzIM U.S. Equity Buffer20 Jul ETF

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF

(each a “Fund” and together the “Funds”)

Supplement, dated June 23, 2026

to each Fund’s Summary Prospectus, dated May 5, 2026

and Prospectus, dated March 1, 2026

This supplement updates certain information contained in each Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on June 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning July 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or June 30, 2026. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity Buffer10 Jul ETF	JULT	July 1, 2026, to June 30, 2027	13.70% - 16.70% (before management fee) 12.96% - 15.96% (after management fee)
AllianzIM U.S. Equity Buffer20 Jul ETF	JULW	July 1, 2026, to June 30, 2027	9.50% - 12.50% (before management fee) 8.76% - 11.76% (after management fee)
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	SIXJ	July 1, 2026, to December 31, 2026	5.80% - 8.80% (before management fee) 5.43% - 8.43% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

(the “Fund”)

Supplement, dated June 23, 2026

to the Fund’s Summary Prospectus, dated May 5, 2026

and Prospectus, dated March 1, 2026

This supplement updates certain information contained in the Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period. The Fund’s current Outcome Period will end on June 30, 2026, following which the Fund will reset and commence its new Outcome Period on July 1, 2026, as shown in the table below.

The Fund’s Spread is not determined until after the end of the last market day prior to the new Outcome Period, or June 30, 2026. As of the date of this Supplement, the Spread for the Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Spread Range
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	JULU	July 1, 2026, to June 30, 2027	4.70% - 5.70% (before management fee) 5.44% - 6.44% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Spread range provided here is based upon market conditions as of the date of this Supplement. The final Spread could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Spread is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM International Equity Buffer15 Uncapped Jul ETF

(the “Fund”)

Supplement, dated June 23, 2026

to the Fund’s Prospectus, dated September 5, 2025

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the iShares® MSCI EAFE ETF’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period.

The Fund will begin its initial Outcome Period on July 1, 2026, as shown in the table below. The Fund’s Spread is not determined until after the end of the last market day prior to the initial Outcome Period, or June 30, 2026.

As of the date of this Supplement, the Spread for the Fund for the initial Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.79% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Estimated Spread Range
AllianzIM International Equity Buffer15 Uncapped Jul ETF	JULI	July 1, 2026, to June 30, 2027	3.70% - 4.70% (before management fee) 4.49% - 5.49% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Spread range provided here is based upon market conditions as of the date of this Supplement. The final Spread could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Spread is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S. Equity 6 Month Floor5 Jan /Jul ETF

(the “Fund”)

Supplement, dated June 23, 2026

to the Fund’s Summary Prospectus, dated May 5, 2026

and Prospectus, dated March 1, 2026

This supplement updates certain information contained in the Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on June 30, 2026, following which the Fund will reset and commence a new Outcome Period beginning July 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Fund’s Cap is not determined until after the end of the last market day prior to the new Outcome Period, or June 30, 2026. As of the date of this Supplement, the Cap for the Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	FLJJ	July 1, 2026, to December 31, 2026	4.40% - 7.40% (before management fee) 4.03% - 7.03% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM Growth-100 Buffer5 ETF

AllianzIM Growth-100 Buffer15 ETF

(each a “Fund” and together the “Funds”)

Supplement, dated June 23, 2026

to each Fund’s Summary Prospectus, dated May 5, 2026

and Prospectus, dated September 9, 2025

This supplement updates certain information contained in each Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on June 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning July 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day prior to the new Outcome Period, or June 30, 2026. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM Growth-100 Buffer5 ETF	QBQV	July 1, 2026, to September 30, 2026	9.10% - 11.10% (before management fee) 8.91% - 10.91% (after management fee)
AllianzIM Growth-100 Buffer15 ETF	QBQF	July 1, 2026, to September 30, 2026	3.75% - 5.25% (before management fee) 3.56% - 5.06% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM International Equity Buffer5 ETF

AllianzIM International Equity Buffer15 ETF

(each a “Fund’ and together the “Funds”)

Supplement, dated June 23, 2026

to each Fund’s Summary Prospectus, dated May 5, 2026

and Prospectus, dated September 9, 2025

This supplement updates certain information contained in each Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on June 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning July 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day prior to the new Outcome Period, or June 30, 2026. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM International Equity Buffer5 ETF	QBIV	July 1, 2026, to September 30, 2026	4.40% - 6.40% (before management fee) 4.21% - 6.21% (after management fee)
AllianzIM International Equity Buffer15 ETF	QBIF	July 1, 2026, to September 30, 2026	2.15% - 3.65% (before management fee) 1.96% - 3.46% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S Small Cap Buffer5 ETF

AllianzIM U.S. Small Cap Buffer15 ETF

(each a “Fund” and together the “Funds”)

Supplement, dated June 23, 2026

to each Fund’s Summary Prospectus, dated May 5, 2026

and Prospectus, dated March 6, 2026

This supplement updates certain information contained in each Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on June 30, 2026, following which each Fund will reset and commence a new Outcome Period beginning July 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day prior to the new Outcome Period, or June 30, 2026. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Small Cap Buffer5 ETF	QBKV	July 1, 2026, to September 30, 2026	7.40% - 9.40% (before management fee) 7.21% - 9.21% (after management fee)
AllianzIM U. S. Small Cap Buffer15 ETF	QBKF	July 1, 2026, to September 30, 2026	2.75% - 4.25% (before management fee) 2.56% - 4.06% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S Equity Buffer15 ETF

(the “Fund”)

Supplement, dated June 23, 2026

to the Fund’s Summary Prospectus, dated May 5, 2026

and Prospectus, dated March 1, 2026

This supplement updates certain information contained in the Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on June 30, 2026, following which the Fund will reset and commence a new Outcome Period beginning July 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Fund’s Cap is not determined until after the end of the last market day prior to the new Outcome Period, or June 30, 2026. As of the date of this Supplement, the Cap for the Fund for the new Outcome Period is expected to be within the range shown in the table below, taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity Buffer15 ETF	QBSF	July 1, 2026, to September 30, 2026	1.85% - 3.35% (before management fee) 1.69% - 3.19% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S. Equity Buffer100 Protection ETF

(the “Fund”)

Supplement, dated June 23, 2026

to the Fund’s Summary Prospectus, dated May 5, 2026

and Prospectus, dated March 1, 2026

This supplement updates certain information contained in the Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Participation Rate” that represents the rate at which the Fund will seek to track the positive share price returns of the SPDR® S&P 500® ETF Trust over the Outcome Period. The Fund’s current Outcome Period will end on June 30, 2026, following which the Fund will reset and commence a new Outcome Period beginning July 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Participation Rate will reset.

The Fund’s Participation Rate is not determined until after the end of the last market day prior to the initial Outcome Period, or June 30, 2026. As of the date of this Supplement, the Participation Rate for the Fund for the new Outcome Period is expected to be within the range shown in the table below, taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Participation Rate Range
AllianzIM U.S. Equity Buffer100 Protection ETF	AIOO	July 1, 2026, to September 30, 2026	21.50% - 26.50%

The Fund’s return will be reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Participation Rate range provided here is based upon market conditions as of the date of this Supplement. The final Participation Rate could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Participation Rate is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S Equity Buffer5 ETF

(the “Fund”)

Supplement, dated June 23, 2026

to the Fund’s Summary Prospectus, dated May 5, 2026

and Prospectus, dated September 9, 2025

This supplement updates certain information contained in the Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on June 30, 2026, following which the Fund will reset and commence a new Outcome Period on July 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Fund’s Cap is not determined until after the end of the last market day prior to the new Outcome Period, or June 30, 2026. As of the date of this Supplement, the Cap for the Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S Equity Buffer5 ETF	QBSV	July 1, 2026, to September 30, 2026	4.00% - 6.00% (before management fee) 3.84% - 5.84% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.